Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Balances included under Cash and Cash Equivalents
a)	Detail of cash and cash equivalents

The detail of balances included under cash and cash equivalents is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Cash and deposits in banks
Cash	254,200	253,779
Deposits in the Central Bank of Chile	1,067,421	103,756
Deposits in local banks	27,017	14,254
Deposits in foreign banks	1,740,434	637,892
Subtotals cash and deposits in banks	3,089,072	1,009,681
Cash items in process of collection, net (1)	18,960	66,732
Highly liquid financial instruments (2)	1,337,754	295,551
Investments under resale agreements (3)	60,470	75,975
Totals cash and cash equivalents	4,506,256	1,447,939

(1)See letter b. “Cash in process of collection and in process of being cleared” on the next page.

(2)Highly liquid financial instruments: Corresponds to financial instruments at fair value through profit and loss and financial instrument at fair value through othercomprehensive income with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2020	2019
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	132,043	28,772
Financial instruments at fair value through other comprehensive income	11	1,205,711	266,779
Totals		1,337,754	295,551

(3)Investments under resale agreements: Corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item "Investments under resale agreements" in the Consolidated Statement of Financial Position. The detail is as follows:

		As of December 31,
	Notes	2020	2019
		MCh$	MCh$
Investment under resale agreements	7a)	60,470	75,975

Schedule of Cash in the Process of Collection

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	37,030	76,922
Funds receivable	136,162	154,383
Subtotals assets	173,192	231,305
Liabilities
Funds payable	154,232	164,573
Subtotals liabilities	154,232	164,573
Cash items in process of collection, net	18,960	66,732